ACCOUNTS RECEIVABLE, NET - Schedule of accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	$ 2,972	$ 4,311
Less: Allowance for doubtful accounts	(2,953)	(2,890)	$ (3,150)	$ (3,797)
Accounts receivable, net	$ 19	$ 1,421